Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Note 3 - Cash and Cash Equivalents
	December 31,	December 31,
	2024	2023
	USD thousands	USD thousands
In USD	5,545	6,718
In NIS	525	2,574
In other currencies	1	*-

	6,071	9,292
* Less than 1 thousand